Income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income taxes paid	$ 1,143	$ 1,595	$ 1,544
Components of profit (loss) before taxes
U.S	636	276	5,602
Non-U.S	2,803	2,876	3,769
Consolidated profit before taxes	3,439	3,152	9,371
Current tax provision (benefit):
U.S.	525	715	407
Non-U.S.	656	883	805
State (U.S.)	42	48	33
Current tax provision (benefit)	1,223	1,646	1,245
Deferred tax provision (benefit):
U.S.	(367)	(763)	1,308
Non-U.S.	66	(116)	131
State (U.S.)	(6)	(75)	111
Deferred tax provision (benefit)	(307)	(954)	1,550
Provision (benefit) for income taxes	$ 916	$ 692	$ 2,795